Income Taxes (Income before Income Tax Expense by Jurisdiction) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Line Items]
Total before tax	¥ 2,509,495	¥ 1,795,576	¥ 1,878,226
Domestic income (loss)
Income Taxes [Line Items]
Total before tax	411,564	(407,567)	611,036
Foreign income
Income Taxes [Line Items]
Total before tax	¥ 2,097,931	¥ 2,203,143	¥ 1,267,190